Environmental and other provisions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Re-evaluation adjustment - environmental provision	$ 3.5	$ 11.4
Bottom of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	2.87%	3.01%
Top of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	4.88%	4.86%